Related Party Transactions and Balances (Details) - Schedule of Major Related Parties and Their Relationships	6 Months Ended
Jun. 30, 2024
Jinjiang Xingminqi Accounting Vocational Training School (“Jinjiang School”) [Member]
Schedule of Major Related Parties and Their Relationships [Line Items]
Relationship with the Company	A company controlled by the Company’s controlling shareholder
Quanzhou City Lichen Accounting Vocational Training School (“Quanzhou School”) [Member]
Schedule of Major Related Parties and Their Relationships [Line Items]
Relationship with the Company	A company controlled by the Company’s controlling shareholder